Consolidated Statement of Changes in Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Shares	Common Stock Amount	Paid-in Additional Capital	Treasury Shares	Accumulated Deficit	Translation Differences	Other Reserves	Total Equity
Balance at beginning of year at Dec. 31, 2015		$ 92,909,936	$ 929	$ 878,236		$ (147,945)	$ (232)	$ 6,904	$ 737,893
Profit for the year	$ (9,260)					9,260			9,260
Other comprehensive income/(loss)						(49)	28		(20)
Total comprehensive income/(loss)	9,239					9,211	$ 28		9,239
Cash dividends declared and paid						$ (66,365)			(66,365)
Purchase of treasury shares	(2,031)	(359,831)	(4)	(2,027)					(2,031)
Issuance of convertible bonds	0
Purchase of convertible bonds	0			(1,090)					(1,090)
Compensation related to options and restricted stock		$ 883,699	$ 9	$ 5,978				$ 1,378	$ 7,365
Balance at year end at Dec. 31, 2016		93,433,804	934	881,097		(205,099)	(203)	8,283	685,011
Profit for the year	(6,602)					$ 6,602			$ 6,602
Other comprehensive income/(loss)						(166)	$ 193		27
Total comprehensive income/(loss)	6,628					6,435	193		6,628
Adjustment						(95)	95		0
Cash dividends declared and paid						(23,328)			(23,328)
Issuance of stock		$ 47,724,395	$ 477	$ 254,367					254,845
Purchase of treasury shares	0
Issuance of convertible bonds	0
Purchase of convertible bonds	(1,035)			(2,213)					(2,213)
Compensation related to options and restricted stock		1,259,208	13	7,543				$ (2,607)	4,948
Balance at year end (Restated [member]) at Dec. 31, 2017		142,417,407	1,424	1,140,794		(226,821)	85	5,676	921,158
Balance at year end (Previously stated [member]) at Dec. 31, 2017		142,417,407	1,424	1,140,794		(222,087)	85	5,676	925,892
Balance at year end (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017						(4,734)			(4,734)
Balance at year end at Dec. 31, 2017	925,892	142,417,407	1,424	1,140,794		(222,087)	85	5,676	925,892
Profit for the year	46,927					(46,927)			(46,927)
Other comprehensive income/(loss)						(148)	(53)		(201)
Total comprehensive income/(loss)	(47,128)					(47,075)	(53)		(47,128)
Cash dividends declared and paid						(11,487)			(11,487)
Purchase of treasury shares	(5,026)				$ (5,026)				(5,026)
Retirement of treasury shares		(892,497)	(9)	(3,654)	3,662				0
Issuance of convertible bonds	38,945			3,165					3,165
Purchase of convertible bonds	3,589			(1,613)					(1,613)
Compensation related to options and restricted stock		1,175,136	12	6,414				(3,827)	2,599
Balance at year end at Dec. 31, 2018	$ 861,668	$ 142,700,046	$ 1,427	$ 1,145,107	$ (1,364)	$ (285,383)	$ 32	$ 1,848	$ 861,667